Borrowing - Schedule of Short-Term Borrowing (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Schedule of Short-Term Borrowing [Line Items]
Short-term borrowings	$ 816,788
Ogawa Kikaku Co., Ltd. [Member]
Schedule of Short-Term Borrowing [Line Items]
Annual Interest Rate	10.00%
Maturity	Nov. 30, 2026
Short-term borrowings	$ 314,148
Saito’s One-Off Co., Ltd. [Member]
Schedule of Short-Term Borrowing [Line Items]
Annual Interest Rate	12.00%
Maturity	Jan. 29, 2027
Short-term borrowings	$ 188,490
E-Life Group Co., Ltd. [Member]
Schedule of Short-Term Borrowing [Line Items]
Annual Interest Rate	12.00%
Maturity	Jan. 29, 2027
Short-term borrowings	$ 188,490
Yoshihiko Sano [Member]
Schedule of Short-Term Borrowing [Line Items]
Annual Interest Rate	12.00%
Maturity	Jan. 29, 2027
Short-term borrowings	$ 125,660